BEA Strategic Global Income Fund, Inc.
153 East 53rd Street
New York, NY 10022

---------------------------------------------

OFFICERS AND DIRECTORS

William W. Priest, Jr.          Suzanne E. Moran
CHAIRMAN OF THE BOARD           INVESTMENT OFFICER
Prof. Enrique R. Arzac          Hal Liebes
DIRECTOR                        SENIOR VICE PRESIDENT
Lawrence J. Fox                 Michael A. Pignataro
DIRECTOR                        SECRETARY
James S. Pasman, Jr.            Wendy S. Setnicka
DIRECTOR                        VICE PRESIDENT
Richard J. Lindquist            AND ASSISTANT SECRETARY
PRESIDENT AND CHIEF INVESTMENT  Paul P. Stamler
OFFICER                         TREASURER
Gregg M. Diliberto              Paul Roselli
INVESTMENT OFFICER              ASSISTANT TREASURER

--------------------------------------------------------
INVESTMENT ADVISER
BEA Associates
153 East 53rd Street
New York, New York 10022
Phone 1-800-293-1232
--------------------------------------------------------
ADMINISTRATOR
Chase Global Funds Services Company
73 Tremont Street
Boston, Massachusetts 02108
--------------------------------------------------------
CUSTODIAN
The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245
--------------------------------------------------------
SHAREHOLDER SERVICING AGENT
The Chase Manhattan Bank
4 New York Plaza
New York, New York 10004
Phone 1-800-428-8890
--------------------------------------------------------
LEGAL COUNSEL
Willkie Farr & Gallagher
153 East 53rd Street
New York, New York 10022
--------------------------------------------------------
INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

--------------------------------------------------------

INCREASE YOUR FUND HOLDINGS THROUGH DIVIDEND
REINVESTMENT AND DIRECT CASH PURCHASES

The Fund offers the opportunity for all shareholders to participate in the Fund's Dividend Reinvestment and Cash Purchase Plan (the "Plan"). Under the Plan, participating shareholders receive, in lieu of cash dividends, common stock of the Fund. In addition, participants in the Plan have the option of making voluntary cash payments of $100 to $1,000 (per investment period), plus any dividends received in cash, to the Plan Agent to purchase Fund shares in the open market. A description of the Plan and additional information concerning terms and conditions, and any applicable charges relating to the Plan is included at the back of this report.

--------------------------------------------------------------------------------

                     BEA Strategic Global Income Fund, Inc.

--------------------------------------------------------------------------------

                              THIRD QUARTER REPORT
                               September 30, 1997

BEA STRATEGIC GLOBAL INCOME FUND, INC.

----------
Dear Shareholders:                                             November 11, 1997

We are pleased to report on the activities of the BEA Strategic Global Income Fund, Inc. ("the Fund") for the quarter ended September 30, 1997 and discuss our investment strategy.

    At September 30, 1997, the Fund's net asset value ("NAV") was $10.99, compared to an NAV of $10.59 at June 30, 1997. As a result, the Fund's total return for the period (based on NAV and assuming reinvestment of dividends of $0.2025 per share) was 5.9%. The Fund's return based on NAV for the nine months ended September 30, 1997 (assuming reinvestment of dividends of $.66 per share) was 13.5%.

    We also note that, on September 19, 1997, the Board of Directors increased the monthly dividend to $.0725 per share. The increase was effective with the October dividend payment.

THE MARKET

    Despite a bumpy ride along the way, the broad fixed income market closed the third quarter with a solid gain versus the second quarter. The yield on the bellwether 30-year Treasury bond declined a total of 39 basis points, to 6.39% from 6.78%. Thus far in 1997 as a whole, the long Treasury yield is down 25 basis points.

    The market's strength is supported by the U.S. macroeconomic climate, which remains a remarkable confluence of low inflation, stable interest rates and moderate expansion. Among developed economies worldwide, the U.S. stands alone as an engine of growth. Powerful factors overseas, furthermore, are exerting considerable deflationary pressures on the economy and serve as an effective counterweight to investor concern about a resurgence of inflation.

    High yield was even stronger, ending the third quarter as the best-performing U.S. debt sector both on a quarterly and year-to-date basis. The Salomon Brothers High-Yield Market Index returned 4.3% and 10.6% in the quarter and nine months, respectively, besting the 3.3% and 6.5% gains posted by the Lehman Brothers Aggregate Bond Index during the same periods. Yield spreads between high yield and Treasury instruments remained at all-time lows.

    By several measures, high yield's strength is at record-breaking levels:

- MUTUAL FUND INFLOWS. According to Chase Securities, individuals poured $6.1 billion of net new cash into high yield mutual funds during the quarter, up from $5.1 billion in the second quarter. The year-to-date inflow of $15.4 billion is nearly equal to the record $15.8 billion taken in during all of 1996, meaning that 1997 is sure to be the best year ever for participation in the high yield market by individual investors.

- NEW ISSUES. Issuance of new high yield instruments continued to boom in the third quarter. Chase Securities calculates total new supply at $37.3 billion, compared to $31.6 billion in the second quarter, and year-to-date new issuance of $94.9 billion already is 29% above the $73.6 billion recorded in 1996 as a whole.

- MARKET SIZE. All those new issues are pushing the amount of total outstanding high yield debt skyward. The size of the high yield market at September 30 was estimated by Chase Securities at $429 billion, a 25% jump over the same date a year ago and the highest such level ever.

- INTERNATIONAL DIVERSIFICATION. Total issuance of dollar-denominated high yield debt by companies domiciled outside the U.S. (excluding Canada) at September 30 was $13.7 billion, an astounding 76% higher than 1996's total of $7.8 billion.

- YIELDS. Declining bond yields mean that bond prices are rising. The average market-weighted new-issue offer yield in September was 9.21%, down from 9.86% in August and 10.62% for all of 1996. The average yield for the overall high yield market dropped to 8.84%, versus 9.03% on October 1, 1996.

    As they have all year, returns on emerging market debt far exceeded those of developed nations. Respective performance for the quarter and year-to-date periods was 6.9% and 17.9% for the J.P. Morgan Emerging Markets Bond Index Plus, versus 1.7% and 0.6% for Morgan's Global Government Bond Index. Investors have flocked to emerging issues for a variety of reasons, including improvement in sovereign and corporate fundamentals; opportunities for gains from a large number of refinancings; availability of higher yields relative to most other debt sectors; and a widening of asset allocation guidelines for many institutional investors.

PORTFOLIO REVIEW

    The fundamental elements of our investment strategy are intact. We are maintaining the Fund's existing positions and, with few exceptions, adjusting the portfolio only as necessary. Outperformance of the broad high yield market (as exemplified by the Salomon Brothers index) indicates that our emphasis on individual security selection and sector weightings is succeeding.

    Within the portfolio's high yield component, the two most heavily weighted sectors (telecommunications, cable and media) generated above-market returns. Our telecom holdings particularly benefited from continuing investor expectations of global industry consolidation. Such expectations were realized in October, when long-distance giant MCI Communications became the subject of competing takeover bids by Worldcom Inc. and GTE that topped an existing bid from British Telecom. Worldcom also announced its intention to acquire Brooks Fiber Properties, Inc., a major provider of local bypass service. The attractiveness of the cable and media sector was reaffirmed by the June announcement that Microsoft would make a $1 billion equity investment in Comcast Corp.

    Three other sectors in the portfolio (gaming, auto parts, energy) modestly dampened relative performance during the quarter. Returns for gaming, which we overweighted compared to the index, and auto parts, were below-market. By contrast, we underweighted energy, which excelled as buying of oil and gas companies' debt helped to drive up prices for the entire sector. We currently consider oil and gas issues to be fully valued, but are more optimistic about exploration and production companies.

    Performance also was enhanced by our ongoing commitment to emerging market instruments. The Fund has had great success in exploiting the trend of emerging debt refinancings, notably in the form of exchanging high-cost Brady bonds for Eurobonds or other higher-quality debt. We expect the trend to continue for some time and intend to take advantage accordingly. The long-awaited Russian loan refinancing, for which we have beneficially positioned the Fund, now is officially scheduled to occur by the end of the year. Our avoidance of exposure to Southeast Asia additionally helped overall results.

OUTLOOK

    HIGH YIELD. Over the last few weeks, investors' fear that the Southeast Asian currency turmoil would spread to Hong Kong and South Korea prompted a sell-off in equities and bonds worldwide. The high yield sector sustained some price declines as overall "spread product" (I.E., debt securities whose market valuation is greatly driven by the spreads between their yields and those of U.S. Treasury debt) and stocks of all quality levels were subject to increased volatility. While our near-term view of the market has become much more cautious as a result, we also sense that the heavy selling may have been overdone, and are closely monitoring market conditions accordingly.

    Looking further ahead, our longer-term perspective remains bright. We expect to see periods of volatility in the direction of real interest rates, but believe that the overall trend will continue to be downward. The combination of increased savings levels tied to demographic shifts and a moderate inflation environment should provide a favorable backdrop for financial assets.

    In such an environment, investors should be biased toward "spread product" (I.E., debt securities whose market valuation is greatly driven by the spreads between their yields and those of U.S. Treasury debt) and, thus, will seek out the best yields available in the marketplace. High yield should be a prime beneficiary. We also continue to favor corporate bonds and securitized debt (E.G., mortgage-and asset-backed securities) in this regard and hope to raise our exposure should we perceive any attractive buying opportunities.

    INTERNATIONAL. The onset of the Southeast Asian currency crisis has painfully exposed the deep fundamental problems in several nations (I.E., large current account deficits, overleveraged banking and corporate sectors). On this basis, we anticipate that the region will undergo a long period of structural adjustment. We see positive implications for other markets, though, mainly in the form of deflation. Additionally, we believe fears that a "contagion effect" will spread the crisis to Latin America to be unfounded. Our approach has been to completely avoid Emerging Asia while building positions elsewhere, such as in Brazil and Russia.

    We appreciate your interest in the Fund and would be pleased to respond to your questions or comments. Any questions regarding net asset value, performance, dividends, portfolio management or allocations should be directed to BEA Associates at (800) 293-1232. All other inquiries regarding account information or requests for a prospectus or other reports should be directed to the Fund's Shareholder Servicing Agent at (800) 428-8890.

Sincerely yours,

  [/S/ RICHARD J. LINDQUIST]
Richard J. Lindquist
PRESIDENT AND CHIEF INVESTMENT OFFICER

    [/S/ WILLIAM W. PRIEST, JR.]
William W. Priest, Jr.
CHAIRMAN OF THE BOARD

PORTFOLIO OF INVESTMENTS (UNAUDITED)
---------

SEPTEMBER 30, 1997

                                                                        Face
                                                          Moody's      Amount
                                                          Ratings       (000)       Value
--------------------------------------------------------------------------------------------
-----------------
DOMESTIC INCOME SECURITIES (72.4%)
--------------------------------------------------------------------------------------------
-----------------
CORPORATE OBLIGATIONS (62.6%)
--------------------------------------------------------------------------------------------
-----------------
AUTOMOTIVE (1.3%)
      (3) Cambridge Industries, Inc.
          Sr. Sub. Notes
          10.25%, 7/15/07                                    B3       $     250  $   261,875
         Collins & Aikman
          Products Corp.
          Sr. Sub. Notes
          11.50%, 4/15/06                                    B3             250      285,625
         Consorcio G Grupo
          Dina S.A./MCII
          Holdings (U.S.A.), Inc.
          Sr. Secured Notes
          Zero Coupon, 11/15/02                             N/R             400      362,000
      (3) Delco Remy International, Inc.
          Gtd. Sr. Sub. Notes
          10.625%, 8/1/06                                    B2             250      269,375
                                                                                 -----------
               GROUP TOTAL                                                         1,178,875
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
BROADCASTING (4.6%)
   (3)(8) ACME Television, L.L.C./
          ACME Financial Corp.
          Gtd. Sr. Discount Notes
          0.00%, 9/30/04                                     B3             500      367,500
      (8) Australis Holdings Pty. Ltd.
          Yankee Sr. Secured
          Discount Notes
          0.00%, 11/1/02                                    N/R             250      146,853
      (8) Australis Media Ltd.
          Yankee Units
          0.00%, 5/15/03                                   Caa1             227      181,595
      (8) Capstar Broadcasting
          Partners, Inc.
          Sr. Discount Notes
          0.00%, 2/1/09                                     N/R             500      345,000
      (3) Digital Television Services, L.L.C./DTS
          Capital, Inc.
          Gtd. Sr. Sub. Notes
          12.50%, 8/1/07                                     B3             250      260,000
      (8) EchoStar Communications Corp.
          Gtd. Sr. Discount Notes
          0.00%, 6/1/04                                      B2             300      277,500
         Pegasus Media & Communications, Inc.
          Series B, Notes
          12.50%, 7/1/05                                     B2             250      283,125
         Sinclair Broadcast Group
          Sr. Sub. Notes
          10.00%, 9/30/05                                    B2             300      315,000
      (8) Spanish Broadcasting System, Inc.
          Sr. Notes
          12.50%, 6/15/02                                    B3             250      287,500
         United International Holdings, Inc.
          Sr. Secured Discount Notes
          Zero Coupon, 11/15/99                              B3             750      611,250
         Univision Network Holding L.P.
          Sub. Notes
          Zero Coupon, 12/17/02                             N/R             573      567,344

                                                                        Face
                                                          Moody's      Amount
                                                          Ratings       (000)       Value
--------------------------------------------------------------------------------------------
-----------------
         Young Broadcasting, Inc.
          Series B, Gtd. Sr. Sub. Notes:
          8.75%, 6/15/07                                     B2       $     450  $   442,125
          9.00%, 1/15/06                                     B2             200      201,000
                                                                                 -----------
               GROUP TOTAL                                                         4,285,792
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
CABLE (6.2%)
         Cablevision System Corp.
          Sr. Sub. Debentures
          9.875%, 2/15/13                                    B1             250      270,000
         Century Communications Corp.
          Sr. Notes
          8.75%, 10/1/07                                    Ba3             250      250,625
         Charter Communications Southeast L.P.
          Series B, Sr. Notes
          11.25%, 3/15/06                                    B3             250      275,000
         Comcast Corp.
          Sr. Sub. Notes
          9.125%, 10/15/06                                  Ba3             250      267,500
      (8) Comcast UK Cable Partners Ltd.
          Yankee Sr. Debentures
          0.00%, 11/15/07                                    B2             500      392,500
      (8) Diamond Cable Communications plc
          Yankee Discount Notes
          0.00%, 12/15/05                                    B3             800      599,000
   (3)(8) DIVA Systems Corp.
          Units
          0.00%, 5/15/06                                    N/R             900      540,000
      (4) Falcon Holding Group L.P.
          Sr. Sub. Notes
          11.00%, 9/15/03                                   N/R             465      483,680
         Helicon Group L.P.
          Series B, Sr. Secured Notes
          11.00%, 11/1/03                                    B1             200      212,500
         InterMedia Capital
          Partners IV L.P./InterMedia
          Partners IV Capital Corp.
          Sr. Notes
          11.25%, 8/1/06                                     B2             250      275,000
         Lenfest Communications, Inc.
          Sr. Sub. Notes
          10.50%, 6/15/06                                    B2             500      552,500
      (8) Marcus Cable Co.
          Sr. Discount Notes
          0.00%, 12/15/05                                  Caa1             350      290,500
         NTL, Inc.:
      (8)  Series B, Sr. Deferred
          Coupon Notes
          0.00%, 2/1/06                                      B3             500      373,750
          Series B, Sr. Notes
          10.00%, 2/15/07                                    B3             250      262,188
         OpTel, Inc.
          Series B, Sr. Notes
          13.00%, 2/15/05                                    B3             250      249,375
         Rifkin Acquisitions Partners L.P.
          Sr. Sub. Notes
          11.125%, 1/15/06                                   B3             250      273,125

                                                                        Face
                                                          Moody's      Amount
                                                          Ratings       (000)       Value
--------------------------------------------------------------------------------------------
-----------------
      (8) Telewest Communications plc
          Yankee Sr. Sub. Discount
          Debentures
          0.00%, 10/1/07                                     B1       $     250  $   188,125
                                                                                 -----------
               GROUP TOTAL                                                         5,755,368
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
CHEMICALS (2.1%)
         Harris Chemical N.A.
          Sr. Secured Debentures
          10.25%, 7/15/01                                    B2             300      312,000
         Huntsman Polymers Corp.
          Sr. Notes
          11.75%, 12/1/04                                    B1             400      454,000
         NL Industries Inc.:
          Sr. Secured Notes
          11.75%, 10/15/03                                   B1             150      164,625
      (8)  Sr. Secured Discount
          Debentures
          0.00%, 10/15/05                                    B2             250      243,125
         Texas Petrochemical Corp.
          Series B, Sr. Sub. Notes
          11.125%, 7/1/06                                    B3             200      219,250
         UCC Investor's Holdings, Inc.
          Sr. Sub. Notes
          11.00%, 5/1/03                                     B3             500      537,500
                                                                                 -----------
               GROUP TOTAL                                                         1,930,500
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
CONSTRUCTION & BUILDING MATERIALS (0.3%)
         Presley Companies
          Sr. Notes
          12.50%, 7/1/01                                   Caa3             250      237,500
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
CONSUMER PRODUCTS & SERVICES (2.7%)
   (3)(8) Coinstar, Inc.
          Sr. Discount Notes
          0.00%, 10/1/06                                    N/R             600      469,500
         Jordan Industries, Inc.
          Series B, Sr. Notes
          10.375%, 8/1/07                                    B3             225      230,063
      (3) Playtex Products, Inc.
          Series A, Sr. Notes
          8.875%, 7/15/04                                    B1             200      202,500
         Renaissance Cosmetics, Inc.
          Gtd. Sr. Notes
          11.75%, 2/15/04                                    B3             250      253,750
         Revlon Consumer Products, Inc.
          Series B, Sr. Sub. Notes
          10.50%, 2/15/03                                    B3             250      266,250
         Revlon Worldwide
          (Parent) Corp.
          Series B, Sr. Secured Discount Notes
          Zero Coupon, 3/15/01                               B3             300      217,875
         Signature Brands USA Inc.
          Units
          13.00%, 8/15/02                                    B3             500      539,375
                                                                        Face
                                                          Moody's      Amount
                                                          Ratings       (000)       Value
--------------------------------------------------------------------------------------------
-----------------
         Town & Country Corp.
          Sr. Sub. Notes
          13.00%, 5/31/98                                    Ca       $     616  $   375,801
                                                                                 -----------
               GROUP TOTAL                                                         2,555,114
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
ELECTRONICS (1.7%)
         Advanced Micro Devices, Inc.
          Sr. Secured Notes
          11.00%, 8/1/03                                    Ba1             250      282,500
         DecisionOne Corp.
          Sr. Sub. Notes
          9.75%, 8/1/07                                      B3             250      261,250
         Unisys Corp.
          Sr. Notes
          11.75%, 10/15/04                                   B1             300      339,000
      (3) Verio Inc.
          Units
          13.50%, 6/15/04                                   N/R             400      469,000
      (3) Viasystems, Inc.
          Sr. Sub. Notes
          9.75%, 6/1/07                                      B3             250      260,625
                                                                                 -----------
               GROUP TOTAL                                                         1,612,375
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
ENERGY (4.2%)
      (3) Belden & Blake Energy Co.
          Gtd. Sr. Sub. Notes
          9.875%, 6/15/07                                    B3             200      201,500
         Bellwether Exploration Co.
          Gtd. Sr. Sub. Notes
          10.875%, 4/1/07                                    B3             350      378,875
      (3) Cliffs Drilling Co.
          Series B, Sr. Notes
          10.25%, 5/15/03                                    B1             250      271,875
         Dawson Production Services, Inc.
          Sr. Notes
          9.375%, 2/1/07                                     B1             150      157,125
         Dual Drilling Co.
          Gtd. Sr. Sub. Notes
          9.875%, 1/15/04                                    B1             250      271,250
         Energy Corp. of America
          Series A, Sr. Sub. Notes
          9.50%, 5/15/07                                     B2             250      251,250
         Falcon Drilling Co., Inc.
          Series B, Sr. Notes
          9.75%, 1/15/01                                    Ba3             375      394,688
         Forcenergy Inc.
          Series B, Sr. Sub. Notes
          8.50%, 2/15/07                                     B2             250      249,375
      (3) Giant Industries, Inc.
          Sr. Sub. Notes
          9.00%, 9/1/07                                      B2             500      505,000
         Gulf Canada Resources Ltd.
          Yankee Sr. Sub. Debentures
          9.25%, 1/15/04                                    Ba2             300      318,000
         H.S. Resources, Inc.
          Gtd. Sr. Sub. Notes
          9.25%, 11/15/06                                    B2             250      257,500
      (8) Mesa Operating Co.
          Gtd. Sr. Sub. Discount Notes
          0.00%, 7/1/06                                     Ba2             250      200,000

                                                                        Face
                                                          Moody's      Amount
                                                          Ratings       (000)       Value
--------------------------------------------------------------------------------------------
-----------------
      (3) Panda Global Energy Co.
          Yankee Gtd. Sr. Secured Notes
          12.50%, 4/15/04                                   N/R       $     250  $   243,437
      (3) TransAmerican Energy
          Sr. Secured Discount Notes
          11.50%, 6/15/02                                    B3             200      200,000
                                                                                 -----------
               GROUP TOTAL                                                         3,899,875
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
ENTERTAINMENT (1.8%)
         American Skiing Co.
          Series B, Sr. Sub. Notes
          12.00%, 7/15/06                                    B3             200      224,500
         Booth Creek Ski Holdings, Inc.
          Series B, Sr. Notes
          12.50%, 3/15/07                                  Caa1             250      256,250
      (3) Cinemark USA, Inc.
          Series C, Sr. Sub. Notes
          9.625%, 8/1/08                                     B2             200      206,500
         Genmar Holdings, Inc.
          Series A, Sr. Sub. Notes
          13.50%, 7/15/01                                  Caa2             500      511,875
         PTI Holdings, Inc.
          Sub. Notes
          Zero Coupon, 12/17/02                             N/R             507      501,846
                                                                                 -----------
               GROUP TOTAL                                                         1,700,971
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
FINANCIAL SERVICES (1.0%)
         American Banknote Corp.
          Series B, Sr. Notes
          11.625%, 8/1/02                                    B2             250      274,375
         Western Financial Bank F.S.B.
          Sub. Capital Debentures
          8.875%, 8/1/07                                     B1             250      249,063
   (2)(7) Westfed Holdings
          Sr. Debentures
          15.50%, 9/15/99                                   N/R             250      200,000
      (3) Wilshire Financial Services Group, Inc.
          Unsecured Sr. Notes
          13.00%, 8/15/04                                   N/R             250      253,437
                                                                                 -----------
               GROUP TOTAL                                                           976,875
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
FOOD & BEVERAGES (0.5%)
      (3) Archibald Candy Corp.
          Gtd. Sr. Secured Notes
          10.25%, 7/1/04                                     B2             250      261,250
      (3) Fleming Companies, Inc.
          Gtd. Sr. Sub. Notes
          10.50%, 12/1/04                                    B3             200      209,500
                                                                                 -----------
               GROUP TOTAL                                                           470,750
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
HEALTH CARE (0.7%)
      (3) Integrated Health Services, Inc.
          Sr. Sub. Notes
          9.25%, 1/15/08                                     B2             250      254,688
         Regency Health Services, Inc.
          Gtd. Sr. Sub. Notes
          9.875%, 10/15/02                                   B2             300      328,500
                                                                        Face
                                                          Moody's      Amount
                                                          Ratings       (000)       Value
--------------------------------------------------------------------------------------------
-----------------
      (3) UROHEALTH Systems, Inc.
          Units
          12.50%, 4/1/04                                     B3       $     100  $    99,500
                                                                                 -----------
               GROUP TOTAL                                                           682,688
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
INDUSTRIAL GOODS & MATERIALS (3.4%)
         Atlantis Group, Inc.
          Sr. Notes
          11.00%, 2/15/03                                    B2             250      267,500
         Exide Corp.
          Sr. Notes
          10.75%, 12/15/02                                   B1             190      201,400
      (3) Golden Ocean Group, Ltd.
          Units
          10.00%, 8/31/01                                    B3             342      250,515
         Haynes International, Inc.
          Sr. Notes
          11.625%, 9/1/04                                    B3             250      277,500
      (8) IHF Holdings Inc.
          Series B, Sr. Sub.
          Discount Notes
          0.00, 11/15/04                                   Caa2             250      215,000
         MVE Inc.
          Sr. Secured Debentures
          12.50%, 2/15/02                                    B3             500      510,625
         SRI Receivables Purchase Co., Inc.
          Series B, Notes
          12.50%, 12/15/00                                  N/R             500      520,000
         Specialty Equipment Companies, Inc.
          Sr. Sub. Notes
          11.375%, 12/1/03                                   B3             450      488,250
         Terex Corp.
          Series B, Sr. Secured Notes
          13.25%, 5/15/02                                  Caa1             334      384,935
                                                                                 -----------
               GROUP TOTAL                                                         3,115,725
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
METALS & MINING (3.4%)
         Algoma Steel, Inc.
          Yankee First Mortgage Notes
          12.375%, 7/15/05                                   B1             500      583,750
      (3) Armco, Inc.
          Sr. Notes:
          11.375%, 10/15/99                                  B2             250      256,250
          9.00%, 9/15/07                                     B2             150      151,875
         Bayou Steel Corp.
          First Mortgage Notes
          10.25%, 3/1/01                                     B2             250      258,750
         Gulf States Steel, Inc.
          First Mortgage Notes
          13.50%, 4/15/03                                    B1             250      258,750
         NS Group Inc.
          Gtd. Sr. Secured Debentures
          13.50%, 7/15/03                                    B3             250      291,250
         Republic Engineered Steel, Inc.
          First Mortgage Bonds
          9.875%, 12/15/01                                 Caa1             250      241,250
         Sheffield Steel Corp.
          First Mortgage Notes
          12.00%, 11/1/01                                  Caa3             500      517,500

                                                                        Face
                                                          Moody's      Amount
                                                          Ratings       (000)       Value
--------------------------------------------------------------------------------------------
-----------------
         WCI Steel Inc.
          Series B, Sr. Secured Notes
          10.00%, 12/1/04                                    B2       $     250  $   266,562
         Weirton Steel Corp.
          Sr. Notes
          11.375%, 7/1/04                                    B2             300      325,500
                                                                                 -----------
               GROUP TOTAL                                                         3,151,437
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
PACKAGING/CONTAINERS (3.3%)
      (3) BWAY Corp.
          Gtd. Sr. Sub. Notes
          10.25%, 4/15/07                                    B2             150      162,000
         Container Corp. of America
          Gtd. Sr. Notes
          9.75%, 4/1/03                                      B1             250      270,000
      (8) Crown Packaging Enterprises Ltd.
          Sr. Secured Discount Notes
          0.00%, 8/1/06                                      Ca             775      170,500
         Four M Corp.
          Series B, Sr. Secured Notes
          12.00%, 6/1/06                                     B3             350      375,375
      (3) Gaylord Container Corp.:
          Sr. Notes
          9.75%, 6/15/07                                     B3             250      254,375
          Sr. Sub. Discount Debentures
          12.75%, 5/15/05                                  Caa1             250      273,438
      (8) Ivex Holdings Corp.
          Series B,
          Sr. Discount
          Debentures
          0.00%, 3/15/05                                   Caa1           1,250    1,040,625
         Plastic Containers Inc.
          Series B, Sr. Secured Notes
          10.00%, 12/15/06                                   B1             250      266,250
      (3) Stone Container Finance Co.
          Yankee Gtd. Sr. Notes
          11.50%, 8/15/06                                    B2             250      262,812
                                                                                 -----------
               GROUP TOTAL                                                         3,075,375
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
PAPER & FOREST PRODUCTS (1.9%)
      (3) Ainsworth Lumber Co. Ltd.
          Yankee Sr. Secured Notes
          12.50%, 7/15/07                                    B3             250      247,500
         Fort Howard Corp.
          Sub. Notes
          10.00%, 3/15/03                                   Ba2             500      535,000
      (3) Mail-Well Corp.
          Sr. Sub. Notes
          10.50%, 2/15/04                                    B1             500      538,750
         Malette, Inc.
          Yankee Sr. Secured
          Debentures
          12.25%, 7/15/04                                   Ba3             150      170,625
                                                                        Face
                                                          Moody's      Amount
                                                          Ratings       (000)       Value
--------------------------------------------------------------------------------------------
-----------------
         Repap Wisconsin, Inc.
          2nd Priority Sr. Secured Notes
          9.875%, 5/1/06                                    Ba3       $     250  $   271,875
                                                                                 -----------
               GROUP TOTAL                                                         1,763,750
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
PUBLISHING & INFORMATION SERVICES (0.2%)
      (8) InterAct Systems, Inc.
          Sr. Discount Notes
          0.00%, 8/1/03                                     N/R             400      185,500
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
RESTAURANTS, HOTELS & GAMING (4.5%)
         Casino America, Inc.
          Gtd. Sr. Notes
          12.50%, 8/1/03                                     B1             250      268,750
         Casino Magic of Louisiana, Corp.
          Series B, First Mortgage Notes
          13.00%, 8/15/03                                    B3             600      580,500
         Colorado Gaming & Entertainment, Co.
          Gtd. Sr. Notes
          12.00%, 6/1/03                                    N/R             443      477,998
      (2) Elsinore Corp.
          First Mortgage Notes
          12.50%, 10/1/00                                   N/R             100       52,000
         G.B. Property Funding Corp.
          Gtd. First Mortgage Notes
          10.875%, 1/15/04                                   B3             450      403,875
         HMC Acquisition Properties
          Series B, Gtd. Sr. Notes
          9.00%, 12/15/07                                   Ba3             450      465,188
      (3) Hollywood Park, Inc.
          Gtd. Sr. Sub. Notes
          9.50%, 8/1/07                                      B2             200      218,000
      (3) Horseshoe Gaming L.L.C.:
          Series B, Gtd. Sr. Notes
          12.75%, 9/30/00                                    B1             375      421,406
          Gtd. Sr. Sub. Notes
          9.375%, 6/15/07                                    B3             500      518,125
         Mohegan Tribal Gaming Authority
          Series B, Sr. Secured Notes
          13.50%, 11/15/02                                  Ba1             200      262,000
         Prime Hospitality Corp.
          Secured First Mortgage Notes
          9.25%, 1/15/06                                    Ba2             250      262,500
         Waterford Gaming L.L.C./
          Waterford Gaming Finance Corp.
          Sr. Notes
          12.75%, 11/15/03                                  N/R             200      222,000
                                                                                 -----------
               GROUP TOTAL                                                         4,152,342
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
RETAIL (3.9%)
         Brylane L.P.
          Gtd. Sr. Sub. Notes
          10.00%, 9/1/03                                     B1             500      532,500
      (2) County Seat Stores, Inc.
          Sr. Sub. Notes
          12.00%, 10/1/02                                    Ca             500      225,000

                                                                        Face
                                                          Moody's      Amount
                                                          Ratings       (000)       Value
--------------------------------------------------------------------------------------------
-----------------
         Dairy Mart Convenience Stores, Inc.
          Sr. Sub. Notes
          10.25%, 3/15/04                                    B3       $     301  $   305,515
         Farm Fresh, Inc.:
          Sr. Notes
          12.25%, 10/1/00                                  Caa2             300      273,000
          Series A, Sr. Notes
          12.25%, 10/1/00                                  Caa2             150      136,313
         Great American Cookie Co.
          Series B, Sr. Secured Debentures
          10.875%, 1/15/01                                   B3             500      510,000
         Hills Stores Co.
          Gtd. Sr. Notes
          12.50%, 7/1/03                                     B2             250      207,500
      (3) Jitney-Jungle Stores of America, Inc.:
          Gtd. Sr. Notes
          12.00%, 3/1/06                                     B2             250      281,875
          Gtd. Sr. Sub. Notes
          10.375%, 9/15/07                                   B3             250      258,437
         K Mart Corp.
          Debentures
          7.75%, 10/1/12                                    Ba3             200      189,500
         Parisian, Inc.
          Sr. Sub. Notes
          9.875%, 7/15/03                                    B1             150      159,000
         Pathmark Stores, Inc.
          Sr. Sub. Notes
          9.625%, 5/1/03                                     B3             250      247,500
      (3) Shoppers Food Warehouse Corp.
          Gtd. Sr. Secured Notes
          9.75%, 6/15/04                                     B1             250      255,625
                                                                                 -----------
               GROUP TOTAL                                                         3,581,765
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
TELECOMMUNICATIONS (13.1%)
         Advanced Radio
          Telecommunications Corp.
          Sr. Notes
          14.00%, 2/15/07                                  Caa2             250      210,000
      (8) American Communications Services, Inc.
          Sr. Discount Notes
          0.00%, 11/1/05                                    N/R           1,000      737,500
         Brooks Fiber Properties, Inc.:
      (8)  Sr. Discount Notes:
          0.00%, 3/1/06                                     N/R             450      360,000
          0.00%, 11/1/06                                    N/R             500      385,000
          Sr. Notes
          10.00%, 6/1/07                                    N/R             250      281,875
         Cellular Communications International, Inc.
          Units
          Zero Coupon, 8/15/00                               B3             700      546,000
      (8) Dial Call Communications
          Sr. Discount Notes
          0.00%, 4/15/04                                     B3             700      652,750
      (8) EchoStar Satellite
          Broadcasting Corp.
          Sr. Discount Notes
          0.00%, 3/15/04                                   Caa1             250      210,625
                                                                        Face
                                                          Moody's      Amount
                                                          Ratings       (000)       Value
--------------------------------------------------------------------------------------------
-----------------
      (3) Fox/Liberty Networks L.L.C.:
      (8)  Sr. Discount Notes
          0.00%, 8/15/07                                     B1       $     250  $   160,625
          Sr. Notes
          8.875%, 8/15/07                                    B1             250      252,500
   (3)(8) GST Telecommunications, Inc.
          Conv. Sr. Sub.
          Discount Notes
          0.00%, 12/15/05                                   N/R             100       75,500
      (8)  GST USA, Inc.
          Gtd. Sr. Discount Notes
          0.00%, 12/15/05                                   N/R             800      604,000
         Geotek Communications, Inc.
          Conv. Sr. Sub. Notes
          12.00%, 12/15/01                                 Caa2             350      297,500
      (8) ICG Holdings, Inc.:
          Gtd. Sr. Discount Notes
          0.00%, 9/15/05                                    N/R             350      278,250
          0.00%, 3/15/07                                    N/R           1,000      660,000
   (3)(8) Intermedia Communications, Inc.
          Sr. Discount Notes
          0.00%, 7/15/07                                     B2             200      134,500
   (3)(8) Jordan Telecommunication Products, Inc.
          Sr. Discount Notes
          0.00%, 8/1/07                                      B3             250      195,625
      (8) McCaw International Ltd.
          Sr. Discount Notes
          0.00%, 4/15/07                                    N/R             750      453,750
         McLeodUSA, Inc.:
      (8)  Sr. Discount Notes
          0.00%, 3/1/07                                      B3             100       71,250
      (3)  Sr. Notes
          9.25%, 7/15/07                                     B3             200      211,500
         NEXTLINK Communications, Inc.
          Sr. Notes
          12.50%, 4/15/06                                   N/R             100      115,500
   (3)(8) Nextel Communications, Inc.
          Sr. Discount Notes
          0.00%, 8/15/04                                     B3             500      432,500
         Orion Network Systems, Inc.
          Gtd. Sr. Notes
          11.25%, 1/15/07                                    B2             250      273,750
      (8) Pagemart Nationwide, Inc.
          Sr. Discount Notes
          0.00%, 2/1/05                                     N/R             750      622,500
      (3) Petersburg Long Distance Inc.:
          Conv. Sub. Notes
          9.00%, 6/1/06                                     N/R              80      105,600
      (8)  Units
          0.00%, 6/1/04                                     N/R             560      532,000
   (3)(8) Price Communications Corp./
          Price Communications Cellular
          Holdings, Inc.
          Units
          0.00%, 8/1/07                                    Caa1             350      188,125
      (8) PriCellular Wireless Corp.
          Discount Notes
          0.00%, 10/1/03                                     B3             300      297,000
         Sprint Spectrum L.P./Sprint
          Spectrum Finance Corp.
          Sr. Notes
          11.00%, 8/15/06                                    B2             450      505,125

                                                                        Face
                                                          Moody's      Amount
                                                          Ratings       (000)       Value
--------------------------------------------------------------------------------------------
-----------------
   (3)(8) TCI Satellite Entertainment, Inc.:
          Sr. Sub. Discount Notes
          0.00%, 2/15/07                                     B3       $     150  $    97,875
          Sr. Sub. Notes
          10.875%, 2/15/07                                   B3             300      315,000
      (3) Talton Holdings Inc.
          Gtd. Sr. Notes
          11.00%, 6/30/07                                    B2             250      269,375
         Teleport Communications Group, Inc.:
      (8)  Sr. Discount Notes
          0.00%, 7/1/07                                      B1             550      426,250
          Sr. Notes
          9.875%, 7/1/06                                     B1             250      271,875
      (3) Teletrac, Inc./Teletrac Holdings, Inc.
          Units
          14.00%, 8/1/07                                   Caa2             200      210,000
         UNIFI Communications, Inc.
          Sr. Notes
          14.00%, 3/1/04                                    N/R             250      247,500
      (3) USN Communications, Inc.
          Units
          14.625%, 8/15/04                                 Caa1             305      208,925
         Western Wireless Corp.
          Sr. Sub. Notes
          10.50%, 2/1/07                                     B3             250      263,125
                                                                                 -----------
               GROUP TOTAL                                                        12,160,775
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
TRANSPORTATION (1.5%)
         CHC Helicopter Corp.
          Yankee Sr. Sub. Notes
          11.50%, 7/15/02                                    B3             250      268,125
      (3) Global Ocean Carriers Ltd.
          Gtd. Sr. Notes
          10.25%, 7/15/07                                    B2             250      248,750
         USAir, Inc.
          Gtd. Sr. Notes
          10.00%, 7/1/03                                     B3             400      418,000
      (3) ValueJet, Inc.
          Sr. Notes
          10.50%, 4/15/01                                   N/R             500      502,500
                                                                                 -----------
               GROUP TOTAL                                                         1,437,375
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
WASTE MANAGEMENT (0.3%)
         Allied Waste North America, Inc.
          Sr. Sub. Notes
          10.25%, 12/1/06                                    B2             250      274,375
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $55,431,014)                                                              58,185,102
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
                                                                        Face
                                                          Moody's      Amount
                                                          Ratings       (000)       Value
--------------------------------------------------------------------------------------------
-----------------

                                                  COLLATERALIZED MORTGAGE OBLIGATIONS (0.9%)
--------------------------------------------------------------------------------------------
-----------------
         Asset Securitization Corp.
          Series 1996-MD6, Class A6
          7.10%, 11/13/26                                  Baa2       $     230  $   239,345
         Drexel, Burnham & Lambert Trust REMIC-PAC,
          Series S, Class 2
          9.00%, 8/1/18                                     Aaa             619      619,445
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $872,915)                                                                    858,790
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
ASSET BACKED OBLIGATIONS (2.7%)
--------------------------------------------------------------------------------------------
-----------------
         Green Tree Financial Corp. Manufactured
          Housing
          Installment Sale Contracts:
          Series 1993-4, Class B1
          7.20%, 1/15/19                                   Baa3           1,043    1,056,361
          Series 1995-6, Class A3
          6.65%, 9/15/26                                    Aaa             410      412,817
         Merrill Lynch Home Equity Acceptance Trust,
          Series 1994-A, Class A-2
          6.44%, 7/17/22                                     A3             883      880,160
         Nationscredit Grantor Trust, Boat Retail
          Installment Sale Contracts,
          Series 1996-1, Class A
          5.85%, 9/15/11                                    Aaa             171      169,351
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
TOTAL ASSET BACKED OBLIGATIONS
  (Cost $2,519,221)                                                                2,518,689
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
COMMON STOCKS (1.5%)
--------------------------------------------------------------------------------------------
-----------------
BROADCASTING (0.0%)
      (1) Pegasus Communications Corp.                                    1,128       24,252
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
CABLE (0.0%)
      (1) OpTel, Inc.                                                       250            3
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
CONSUMER PRODUCTS & SERVICES (0.0%)
   (1)(5) Applause Enterprises, Inc.
          (acquired 11/8/91, cost $72,200)                                1,900        5,700
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
FINANCIAL SERVICES (0.0%)
(1)(5)(7) Westfed Holdings Inc.
          Class B (acquired 9/20/88, cost $100)                           4,223            0
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------

                                                                        Shares/
                                                                          Units     Value
--------------------------------------------------------------------------------------------
-----------------
FOOD & BEVERAGES (0.9%)
   (1)(5) Dr. Pepper Bottling Holdings, Inc.
          Class A (acquired 10/21/88, cost $49,500)                      45,000  $   866,250
   (1)(3) Specialty Foods Corp.                                          22,500        5,625
                                                                                 -----------
               GROUP TOTAL                                                           871,875
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
INDUSTRIAL GOODS & MATERIALS (0.2%)
(1)(5)(7) CIC I Acquisition Corp.
          (acquired 10/18/89, cost $1,076,700)                            2,944      200,192
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
PACKAGING/CONTAINERS (0.0%)
      (1) Crown Packaging Enterprises Ltd.                              100,750        1,007
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
PAPER & FOREST PRODUCTS (0.2%)
      (1) Mail-Well, Inc.                                                 5,326      144,468
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
RESTAURANTS, HOTELS & GAMING (0.1%)
      (1) Casino America Inc.                                             4,982       17,277
      (1) Colorado Gaming & Entertainment, Co.                            8,822       45,213
      (1) Motels of America, Inc.                                           250       12,500
                                                                                 -----------
               GROUP TOTAL                                                            74,990
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
RETAIL (0.0%)
   (1)(5) Jewel Recovery L.P.
          (acquired 7/30/93, cost $0)                                    30,030            0
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
TELECOMMUNICATIONS (0.1%)
      (1) Pagemart Nationwide, Inc.                                       3,500       36,750
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
TOTAL COMMON STOCKS
  (Cost $1,412,322)                                                                1,359,237
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
PREFERRED STOCKS (4.0%)
--------------------------------------------------------------------------------------------
-----------------
AEROSPACE/DEFENSE (0.4%)
      (1) GPA Group plc
          7% Second Preference Cum. Conv.                               650,000      347,750
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
BROADCASTING (0.6%)
         Granite Broadcasting Corp.
          12.75% Cumulative Exchangeable                                     11       11,332
         Spanish Broadcasting System, Inc.
          14.25% Cumulative Exchangeable                                  5,334      558,732
                                                                                 -----------
               GROUP TOTAL                                                           570,064
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
                                                                        Shares/
                                                                          Units     Value
--------------------------------------------------------------------------------------------
-----------------

CABLE (0.6%)
      (3) Adelphia Communications Corp.
          13% Cumulative Exchangeable Series A                            2,500  $   278,125
         NTL Inc.
          13% Exchangeable                                                  266      303,685
                                                                                 -----------
               GROUP TOTAL                                                           581,810
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
CONSUMER PRODUCTS & SERVICES (0.2%)
         Renaissance Cosmetics, Inc.
          14% Cumulative                                                    229      160,095
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
ENERGY (0.0%)
      (7) Consolidated Hydro, Inc.
          13.50% Series H, Conv.                                          1,500       15,000
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
FINANCIAL SERVICES (0.0%)
(1)(5)(7) West Fed Holdings, Inc.
          Class A (acquired 9/20/88-6/18/93, cost
          $1,203,500)                                                    14,246       14,246
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
PAPER & FOREST PRODUCTS (0.6%)
      (1) SD Warren Co.
          14% Cumulative Exchangeable, Series B                          13,000      604,500
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
PUBLISHING & INFORMATION SERVICES (0.4%)
         K-III Communications Corp.
          10% Cumulative Exchangeable, Series D                           3,500      359,625
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
RESTAURANTS, HOTELS & GAMING (0.2%)
         AmeriKing, Inc.
          13% Cumulative Exchangeable                                     5,000      140,000
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
RETAIL (0.3%)
      (1) Jitney-Jungle Stores of America, Inc.
          15.00% Class A                                                  1,750      259,000
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
TELECOMMUNICATIONS (0.7%)
         NEXTLINK Communications, Inc.
          14% Cumulative Exchangeable                                     6,429      401,812
         Nextel Communications, Inc.
          13% Series D Exchangeable                                         250      285,000
                                                                                 -----------
                                                                                     686,812
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
TOTAL PREFERRED STOCKS
  (Cost $4,989,713)                                                                3,738,902
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
RIGHTS (0.0%)
--------------------------------------------------------------------------------------------
-----------------
      (1) Terex Corp.
          expiring 5/15/02
          (Cost $0)                                                       2,000       40,000
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------

                                                                        Shares/
                                                                          Units     Value
--------------------------------------------------------------------------------------------
-----------------
WARRANTS (0.7%)
--------------------------------------------------------------------------------------------
-----------------
      (1) Advanced Radio Telecommunications Corp.
          expiring 2/15/07                                                3,750  $    45,000
      (1) American Communications Services, Inc.
          expiring 11/1/05                                                1,000      100,000
      (1) American Telecasting, Inc.
          expiring 6/23/99                                                  350          175
      (1) Australis Holdings Pty Ltd.
          expiring 10/30/01                                                 250            2
      (1) Australis Media Ltd.
          expiring 5/15/00                                                  225            0
      (1) Boomtown, Inc.
          expiring 11/1/98                                                  500            5
      (1) CHC Helicopter Corp.
          expiring 12/15/00                                               2,000        7,000
      (1) Casino America, Inc.
          expiring 5/3/01                                                   882            9
      (1) Coinstar, Inc.
          expiring 12/6/99                                                  600        4,740
   (1)(7) Consolidated Hydro, Inc.
          expiring 12/31/03                                               2,700            0
      (1) County Seat Stores, Inc.
          expiring 10/15/98                                                 500            5
      (1) Crown Packaging Holdings, Ltd.
          expiring 11/1/03                                                1,000          125
      (1) Dairy Mart Convenience Stores, Inc.
          expiring 5/13/98                                                4,172        8,344
      (1) Elsinore Corp.
          expiring 10/8/98                                                5,329            0
      (1) Golden Ocean Group, Ltd.
          expiring 8/31/01                                                  342          342
      (1) Great American Cookie Co.
          expiring 1/30/00                                                   90          900
      (1) Hemmeter Enterprises, Inc.
          expiring 12/15/99                                               3,000            0
      (1) In-Flight Phone Corp.
          expiring 8/31/02                                                  500            0
      (1) IntelCom Group, Inc.
          expiring 9/1/05                                                 1,155       16,747
      (1) Interact Systems, Inc.
          expiring 8/1/03                                                   400            0
      (1) Intermedia Communications, Inc.
          expiring 6/1/00                                                   300       20,100
      (1) McCaw International Ltd.
          expiring 4/15/07                                                  750          187
      (1) NEXTLINK Communications, Inc.
          expiring 2/1/09                                                 6,000           60
      (1) Nextel Communications, Inc.
          expiring 4/25/99                                                  500            5
      (1) Purity Supreme
          expiring 8/1/97                                                 1,733            0
      (1) Renaissance Cosmetics, Inc.:
      (3)  expiring 4/3/01                                                  200       20,000
          expiring 8/31/06                                                1,000       50,000
      (1) SD Warren Co.
          expiring 12/15/06                                               8,000       40,000
      (1) Sheffield Steel Corp.
          expiring 11/1/01                                                2,500       10,000
                                                                        Shares/
                                                                          Units     Value
--------------------------------------------------------------------------------------------
-----------------
      (1) Signature Brands Ltd.
          expiring 8/15/02                                                  500  $         0
      (1) Spanish Broadcasting Systems:
          expiring 6/29/99                                                  500      165,000
          expiring 6/30/99                                                  500       95,000
      (1) UNIFI Communications
          expiring 3/1/07                                                   250            0
      (1) United International Holdings
          expiring 11/15/99                                                 600        6,000
      (1) Wright Medical Technology
          expiring 6/30/03                                                  206       20,588
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
TOTAL WARRANTS
  (Cost $167,161)                                                                    610,334
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
TOTAL DOMESTIC INCOME SECURITIES
  (Cost $65,392,346)                                                              67,311,054
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------

                                                                        Face
                                                          Moody's      Amount
                                                          Ratings       (000)
--------------------------------------------------------------------------------------------
-----------------
FOREIGN SECURITIES (24.6%)
--------------------------------------------------------------------------------------------
-----------------
CORPORATE OBLIGATIONS (3.3%)
--------------------------------------------------------------------------------------------
-----------------
ARGENTINA
         Industrias Metalurgicas Pescarmona S.A.
          Series 2, Medium Term Notes
          9.50%, 5/31/02                                     B1       USD 1,450    1,453,625
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
RUSSIA
      (3) AO Sibneft
          Sr. Unsecured Bonds
          9.75%, 8/15/00                                    N/R       USD 1,590    1,590,000
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $3,042,175)                                                                3,043,625
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
GOVERNMENT OBLIGATIONS (18.6%)
--------------------------------------------------------------------------------------------
-----------------
ARGENTINA
      (9) Republic of Argentina:
          BOCON PRE4 Notes
          5.625%, 9/1/02                                     B1       USD 1,000    1,208,000
          Debentures
          6.688%, 3/31/05                                    B1       USD 1,213    1,153,694
                                                                                 -----------
                                                                                   2,361,694
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
BRAZIL
         Federal Republic of Brazil:
      (9)  Eligible Interest Bonds
          6.875%, 4/15/06                                    B1       USD 1,733    1,623,144
          Capitalization Bonds
          8.00%, 4/15/04                                     B1       USD 2,786    2,369,741
                                                                                 -----------
                                                                                   3,992,885
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------

                                                                        Face
                                                          Moody's      Amount
                                                          Ratings       (000)       Value
--------------------------------------------------------------------------------------------
-----------------
BULGARIA
      (9) Republic of Bulgaria
          Interest Arrears Bonds,
          Series PDI
          6.688%, 7/28/11                                    B3       USD 1,775  $ 1,431,094
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
MEXICO
         United Mexican States
          Secured Par Bonds,
          Series W-A
          6.25%, 12/31/19                                   Ba2       MXP 2,250    1,864,688
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
PANAMA
      (8) Republic of Panama
          Interest Reduction Bonds
          3.75%, 7/17/14                                    Ba1       USD 1,000      778,750
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
POLAND
      (8) Republic of Poland
          Past Due Interest Bonds
          4.00%, 10/27/14                                  Baa3       USD 2,000    1,700,000
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
RUSSIA
         Bank of Foreign Economic
          Affairs of the USSR
          (Vnesheconombank)
          (When Issued)
          13.00%, 1/15/21                                   N/R       USD 2,200    1,628,000
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
VENEZUELA
         Republic of Venezuela:
          Sr. Unsub. Notes
          9.125%, 6/18/07                                   Ba2       USD 2,000    2,045,000
          Unsecured Bonds
          9.25%, 9/15/27                                    Ba2       USD 1,565    1,486,750
                                                                                 -----------
                                                                                   3,531,750
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
TOTAL GOVERNMENT OBLIGATIONS
  (Cost $16,688,202)                                                              17,288,861
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
STRUCTURED INVESTMENTS (2.7%)
--------------------------------------------------------------------------------------------
-----------------
     (10) Deutsche Morgan Grenfell Inc.
          Emerging Market Currency
          Basket Structured Notes
          Zero Coupon,10/2/97 (Cost $2,598,849)             N/R       USD 2,600    2,503,020
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
TOTAL FOREIGN SECURITIES
  (Cost $22,329,226)                                                              22,835,506
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
TOTAL INVESTMENTS (97.0%)
  (Cost $87,721,572)                                                              90,146,560
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------

                                                                                    Value
--------------------------------------------------------------------------------------------
-----------------
                                                                         ASSETS IN EXCESS OF
                                      OTHER LIABILITIES (3.0%)                    $2,730,948
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
NET ASSETS (100%)
         Applicable to $8,454,140 issued and outstanding $.001 par value shares
          (authorized 100,000,000 shares)                                        $92,877,508
                                                                                 -----------
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
NET ASSET VALUE PER SHARE
                                                                                 $     10.99
                                                                                 -----------
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
MARKET PRICE PER SHARE
                                                                                 $     10.00
                                                                                 -----------
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
N/R--Not Rated
PERL--Principle Exchange Rate Linked Security
PAC--Planned Amortization Class
REMIC--Real Estate Mortgage Investment Conduit
STRIPS--Separate Trading of Registered Interest and Principal Securities
TBA--Security is subject to delayed delivery.
 (1)  Non-income producing security.
 (2)  Defaulted security.
 (3)  144A Security. Certain conditions for public sale may exist.
 (4)  Payment in kind bond. Market value includes accrued interest.
 (5)  Restricted as to private and public resale. Total cost of restricted securities at
      September 30, 1997 aggregated $2,393,033. Total market value of restricted securities owned at September 30, 1997 was $1,086,388 or 1.2% of net assets.
 (6)  All or a portion of this security was pledged as collateral for delayed delivery securities.
 (7)  Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors.
 (8)  Step Bond--Coupon rate is low or zero for an initial period and then increases to a higher coupon rate thereafter. Maturity date disclosed is the ultimate maturity.
 (9)  Floating Rate--The interest rate changes on these instruments based upon a designated base rate. The rates shown are those in effect at September 30, 1997.
 (10) Structured Investments--The Fund may invest in structured investments whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indicies, or other underlying instruments. The Fund uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Structured investments may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

DESCRIPTION OF DIVIDEND REINVESTMENT
AND CASH PURCHASE PLAN
---------

Pursuant to the BEA Strategic Global Income Fund, Inc.'s (the "Fund") Dividend Reinvestment and Cash Purchase Plan (the "Plan"), shareholders may elect to have all dividends and distributions, net of any U.S. withholding tax, automatically reinvested in additional shares of the Fund by The Chase Manhattan Bank, as the plan agent (the "Plan Agent"). Shareholders who do not make this election will receive all dividends and distributions in cash, net of any applicable U.S. withholding tax, paid in dollars by check mailed directly to the shareholder by the Plan Agent, as dividend-paying agent. Shareholders who do not wish to have dividends and distributions automatically reinvested should notify the Plan Agent for the Fund, at Dividend Reinvestment Department -- Retail, 4 New York Plaza, New York, NY 10004. A shareholder whose shares are held by a broker or nominee that does not provide a dividend reinvestment program may be required to have his shares registered in his own name to participate in the Plan. Investors who own shares of the Fund's common stock registered in street name should contact the broker or nominee for details concerning participation in the Plan.

    Certain distributions of cash attributable to (a) some of the dividends and interest amounts paid to the Fund and (b) certain capital gains earned by the Fund that are derived from securities of certain foreign issuers are subject to taxes payable by the Fund at the time amounts are remitted. Such taxes, if any, will be borne by the Fund and allocated to all shareholders in proportion to their interests in the Fund.

    The Plan Agent serves as agent for the shareholders in administering the Plan. If the Board of Directors of the Fund declares an income dividend or a capital gains distribution payable either in the Fund's common stock or in cash, as shareholders may have elected, nonparticipants in the Plan will receive cash and participants in the Plan will receive the equivalent in shares of the Fund valued at the lower of market price or net asset value as determined at the time of purchase (generally on the payable date of the dividend) as set forth below. Whenever market price is equal to or exceeds net asset value at the time shares are valued for the purpose of determining the number of shares equivalent to the cash dividend or distribution, participants will be issued shares of the Fund at a price equal to net asset value but not less than 95% of the then current market price of the Fund shares. The Fund will not issue shares under the Plan below net asset value. If net asset value determined as at the time of purchase exceeds the market price of Fund shares at such time, or if the Fund should declare a dividend or other distribution payable only in cash (i.e., if the Board of Directors should preclude reinvestment at net asset value), the Agent will, as agent for the participants, endeavor to buy Fund shares in the open market, on the New York Stock Exchange or elsewhere, on behalf of all participants, and will allocate to you your pro rata portion based on the average price paid (including brokerage commissions) for all shares purchased. Shares acquired on behalf of participants in the open market will be purchased at the prevailing market price. Fractions of a share allocated to you will be computed to four decimal places. If, before the Agent has completed its purchases, the market price exceeds the net asset value of a Fund share, the average per share purchase price paid by the Agent may exceed the net asset value of the Fund's shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund.

    For all purposes of the Plan: (a) the market price of the Fund's common stock on a dividend payment date shall be the last sale price on the New York Stock Exchange on that date, or, if there is no such sale, then the mean between the closing bid and asked quotations for such stock, and (b) net asset value per share of the Fund's common stock on a particular date shall be as determined by or on behalf of the Fund.

    Participants in the Plan have the option of making additional cash payments to the Plan Agent, monthly, in any amount from $100 to $1,000, for investment in the Fund's common stock. Shareholders should be aware that cash contributions will be used to purchase shares of the Fund in the open market regardless of whether such shares are selling above, at or below the market price that reflects a premium to the Fund's net asset value.

    Cash contributions should be in the form of a check or money order and made payable in U.S. dollars and directed to The Chase Manhattan Bank, Dividend Reinvestment Department -- Retail, 4 New York Plaza, New York, NY 10004. Deliveries to any other address do not constitute valid delivery.

    A detachable form for use in making voluntary cash payments will be attached to each Dividend Reinvestment Plan statement you receive. The same amount of money need not be sent each month and there is no obligation to make an optional cash payment each month.

    Payments received by the Agent will be used to purchase stock under the Plan. Prior to such purchase of stock by the Agent, no interest will be paid on such funds sent to the Agent. Therefore, voluntary cash payments should be sent to reach the Agent shortly (but at least five business days) before the dividend payment date. Voluntary cash payments received after the five business day deadline will be invested by the Agent on the next succeeding dividend payment date. Dividend payment dates are expected to be the 15th (or next business day) of each month.

    You may obtain a refund of any voluntary payment if a request for such a refund is received in writing by the Agent not less than 48 hours before the next succeeding dividend payment.

    There is no charge to participants for reinvesting dividends or capital gains distributions. The Agent's fees for the handling of reinvestment of dividends and distributions will be paid by the Fund. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Agent's open market purchases in connection with the reinvestment of dividends, capital gains distributions, or voluntary cash payments.

    Brokerage charges for purchasing small amounts of stock for individual accounts through the Plan are expected to be less than the usual brokerage charges for such transactions because the Agent will be purchasing stock for all participants in blocks and pro rating the lower commissions thus attainable.

    The receipt of dividends and distributions in stock under the Plan will not relieve participants of any income tax (including withholding tax) that may be payable on such dividends and distributions.

    While the Fund presently intends to continue the Plan indefinitely, experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to notice of the change sent to all shareholders of the Fund at least 30 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by the Agent by at least 30 days' written notice to all shareholders of the Fund.

    Any notices, questions or other correspondence regarding the Plan should be addressed to The Chase Manhattan Bank, Customer Service Department, 4 New York Plaza, New York, NY 10004. Be sure to include a reference to BEA Strategic Global Income Fund, Inc. or you may call (800) 428-8890.